Finance income and costs	12 Months Ended
Dec. 31, 2019
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Finance income and costs
36	Finance income and costs
Finance income is analysed as follows:

	2019	2018	2017
Interest income from financial institutions	121	191	325
Other interest income	279	188	927

Total	400	379	1,252

Finance costs are analysed as follows:

	2019	2018	2017
Interest expenses due to financial institutions	2,864	3,298	3,140
Interests expenses from lease liabilities	2,635	—	—
Other interest expenses	431	498	1,499
Financial institution commissions	1,998	1,784	1,650

Total	7,928	5,580	6,289